Financial investments - Carrying value of investments in VC funds (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financial investments
Carrying value of investments	¥ 103,390,075	$ 14,562,187	¥ 120,965,647
Dragonfly Ventures Feeder, L.P.
Financial investments
Ownership	5.73%	5.73%
Carrying value of investments	¥ 78,586,955	$ 11,068,741	94,890,623	¥ 63,726,000
IOSG Fund II LP
Financial investments
Ownership	3.00%	3.00%
Carrying value of investments	¥ 24,803,120	$ 3,493,446	¥ 26,075,024	¥ 19,117,800